Summary of Significant Accounting Policies - Summary of Basic And Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 5,555,043	$ (1,876,059)	$ 11,771,204	$ (11,247,689)	$ 1,446,495	$ 8,986,375	$ (22,966)	$ 15,450,188	$ (814,819)	$ (10,506,796)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 4,444,034			$ (8,998,151)				$ 12,360,150	$ (628,360)	$ (8,186,784)
Weighted average shares outstanding	27,600,000			27,600,000				27,600,000	27,600,000	24,348,493
Basic and diluted net income (loss) per ordinary share	$ 0.16			$ (0.33)			$ 0	$ 0.45	$ (0.03)	$ (0.34)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 1,111,009			$ (2,249,538)			$ (22,966)	$ 3,090,038	$ (186,459)	$ (2,320,012)
Weighted average shares outstanding	6,900,000			6,900,000			6,000,000	6,900,000	6,900,000	6,900,000
Basic and diluted net income (loss) per ordinary share	$ 0.16			$ (0.33)			$ 0.00	$ 0.45	$ (0.03)	$ (0.34)